Other Financial Liabilities at Fair Value Through Profit or Loss - Summary of Other Financial Liabilities at Fair Value Through Profit or Loss (Detail) £ in Millions	Jun. 30, 2020 USD ($)	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)
Disclosure of other financial liabilities at fair value through profit or loss
Financial liabilities at fair value		£ 1,620		£ 1,713
Derivative notional		226,541		205,911
US$30bn Euro Medium Term Note Programme
Disclosure of other financial liabilities at fair value through profit or loss
Financial liabilities at fair value		172		159
Structured Notes Programmes
Disclosure of other financial liabilities at fair value through profit or loss
Financial liabilities at fair value		881		809
Eurobonds
Disclosure of other financial liabilities at fair value through profit or loss
Financial liabilities at fair value		142		137
Structured Deposits
Disclosure of other financial liabilities at fair value through profit or loss
Financial liabilities at fair value		415		435
Collateral and associated financial guarantees
Disclosure of other financial liabilities at fair value through profit or loss
Financial liabilities at fair value		£ 10		£ 173
Euro 30bn Euro Medium Term Note Programme | Medium Term Notes
Disclosure of other financial liabilities at fair value through profit or loss
Derivative notional | $	$ 30,000,000,000		$ 30,000,000,000